Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000005556 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005556 | Apple
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005556 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005556 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005556 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005556 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005556 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005556 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005556 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005556 | Visa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000005556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005556 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005556 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193192 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000193192 | Apple
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193192 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000193192 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193192 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193192 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193192 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193192 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193192 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193192 | Visa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193192 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000193192 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000193192 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193192 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193192 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193192 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193192 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193192 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193192 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193192 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%